GOODWILL, SOFTWARE AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2015
Goodwill Software And Other Intagibles [Abstract]
GOODWILL, SOFTWARE AND OTHER INTANGIBLES
NOTE 14: GOODWILL, SOFTWARE AND OTHER INTANGIBLES
The following presents the allocation of goodwill by segment for December 31:

	2014
	Opening	Reclassification to Long-lived assets held for sale	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2014				2014
	(EUR in millions)
International	259	-	28	(58)	229
Turkish Operations	1,892	(1,892)	-	-	-
Insurance	3	-	-	-	3
Other	32	-	-	-	32
Total	2,186	(1,892)	28	(58)	264

The change in International relates to net additions in other private equity business activities of the Group as well as to foreign exchange differences amounting to EUR (32) million and EUR (1) million respectively and to impairment of EUR 9 million in relation to the private equity business of the Group. The decrease in Turkish Operations is due to the foreign exchange differences amounting to EUR 487 million.

	2015
	Opening	Reclassification to Long-lived assets held for sale	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2015				2015
	(EUR in millions)
International	229	(122)	-	(105)	2
Insurance	3	-	-	-	3
Other	32	(15)	-	(12)	5
Total	264	(137)	-	(117)	10

The change in International relates to impairment of EUR 105 million in relation to UBB. Furthermore, additional impairment of goodwill of EUR 104 million has been recorded in relation to the Private Equity Funds which was reclassified as held for sale (see Note 17).

The reporting units utilized for goodwill impairment tests are the business segments or one level below the business segments, based on the level at which discrete financial information is available and management regularly reviews the operating results of that unit. The reporting unit where significant goodwill was allocated prior to our impairment test at December 31, 2015 was the International operations and the goodwill relates to the acquisition of UBB.

As at December 31, 2015, the Group concluded that there were indicators of potential impairment of the goodwill recognized on the Group's investment in UBB, as a result of the Bank's Restructuring Plan approved by the Directorate General for Competition on December 4, 2015, which includes a commitment for divestment from international operations, including Bulgaria. Based on our analysis performed, as of December 31, 2015, it was determined that the carrying value of the Group's investment in UBB including goodwill exceeded the fair value of the investment, requiring the Group to perform Step 2 of the goodwill impairment test, to measure the amount of impairment loss, if any. In performing Step 2 of the goodwill impairment test, the Group compared the implied fair value of goodwill recognized on the Group's investment in UBB to its carrying value of goodwill. For the determination of the fair value of the Group's investment in UBB, a valuation technique consistent with the market approach was applied with market multiples (i.e. Price to Tangible Book Value and Price to Earnings) from a set of comparable listed Central Eastern European financial institutions. The fair value assessed from the market multiples was then adjusted with other significant unobservable factors (i.e. control premium and marketability discount) and is categorized in Level 3 of the fair value hierarchy. This test resulted in the write-off of goodwill and an impairment loss of EUR 105 million was recognized in the income statement, within “Other non-interest expense” line item.

The gross carrying amount and accumulated amortization relating to software and other intangibles at December 31 are presented below:

	2014			2015
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in millions)
Gross carrying amount	548	157	705	569	165	734
Accumulated amortization	(427)	(115)	(542)	(454)	(135)	(589)
Net book value	121	42	163	115	30	145

As at December 31, 2015, intangibles identified upon the acquisition of acquired entities were fully impaired. The corresponding amounts as at December 31, 2014 amounted to EUR 13 million and consisted of core deposits of EUR 3 million customer relationships of EUR 2 million and trade names of EUR 8 million.

Amortization expense on software and other intangibles amounted to EUR 58 million, EUR 53 million and EUR 59 million in 2013, 2014 and 2015 respectively. The Group estimates that aggregate amortization expense for the five succeeding fiscal years will be EUR 46 million, EUR 35 million, EUR 23 million, EUR 16 million and EUR 16 million for years 2016 through 2020 respectively.